Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3        INVENTORIES

Inventories consist of the following:

	As of December 31,
	2011	2010
Raw materials	$26,226,388	$53,160,604
Finished goods	10,891,825	30,024,896
Work-in-process	1,827,755	3,646,056

Total	$38,945,968	$86,831,556